Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensations [Abstract]
Schedule of Share-Based Compensation

Share-based compensation was recorded in the following items within the statements of operations:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Cost of revenues	$26,580	$24,810	$16,642
Research and development, net	42,506	38,514	27,659
Sales and marketing	20,831	18,315	12,070
General and administrative*	76,654	72,811	70,398

Total expenses	$166,571	$154,450	$126,769

*	Including $5,385 related to warrants to purchase up to 80,000 Ordinary Shares issued to advisors of the Company. For further information see Note 13d.

Schedule of Share Option Activity

A summary of the share option activity, under the Option Plan, for the year ended December 31, 2025 is as follows:

	Number of options	Weighted average exercise price*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value*)

Options outstanding as of January 1, 2025	694,952	$1.05	3.45	$2,772,858
Granted	25,612	$3.68	4.04	$(64,542)
Exercised	(28,868)	1		$(4,619)
Forfeited	(51,940)	$1.15

Options outstanding as of December 31, 2025	639,756	$1.15	2.53	$6,398

Options exercisable as of December 31, 2025	173,559	$1	0.95	$27,769

*)	Reflets the Repricing.